SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

In preparing the financial statements, the Company has reviewed all known events which have occurred after December 31, 2016 through March 27, 2017, the date on which the financial statements are available for issuance, for potential recognition or disclosure in the consolidated financial statements and footnotes.

Member’s contribution

On February 7, 2017, SG Enterprise subscribed for additional Class A Units of Trilogy for which the Company received $1.4 million.

Reverse Acquisition

On February 7, 2017, the Company and Trilogy International Partners Inc. (formerly Alignvest Acquisition Corporation) (“TIP Inc.”) completed the court approved Arrangement Agreement. TIP Inc. is listed on the Toronto Stock Exchange. In connection with the completion of the Arrangement, Trilogy’s historical members units and profit interest units were recapitalized into 157,339,668 Class A Units, 44,177,149 Class B Units and 39,334,917 Class C Units. To consummate the transaction, the Company issued all the outstanding Class A Units and Class B Units to TIP Inc. or a wholly-owned subsidiary thereof in exchange for substantially all the net monetary assets of TIP Inc. As a result of this exchange, $199.3 million of cash was received by the Company, net of $3.0 million cash retained by TIP Inc., along with other insignificant assets and liabilities. The number of Class B Units will at all times be equal to the number of common shares of TIP Inc. The Class C Units were issued to the legacy Company Members in exchange for the previously outstanding member units. The Class C Units are subdivided into Class C-1, C-2 and C-3 Units, each class subject to specific lock-up periods up to 24 months. Upon expiration of the lock-up period, the Class C Units can be redeemed for cash at fair value or a number of Common Shares of TIP Inc. equal to the number of Class C Units redeemed, the form of consideration to be determined by the Company. As of February 7, 2017, TIP Inc.’s economic interest in the Company is approximately 53%.

For accounting purposes, the Arrangement was treated as a “reverse acquisition” and recapitalization. The Company was considered the accounting acquirer of TIP Inc. Accordingly, the Company’s historical financial statements as of period ends and for the periods ended prior to the acquisition will become the historical financial statements of TIP Inc. prior to the date of the acquisition. As of December 31, 2016, the Company has capitalized approximately $6.7 million of transaction costs in Prepaid and Other Assets that will be reclassified and offset against equity in the first quarter of 2017, in accordance with the accounting guidance related to an equity transaction.

To give effect to the consummation of the Arrangement on February 7, 2017, the Company, TIP Inc., TIP Inc.’s wholly-owned subsidiary Trilogy International Partners Holdings (U.S.) Inc., a Delaware corporation (“U.S. Holdings”) and the legacy Company members entered into the Sixth Amended and Restated Limited Liability Company Agreement of the Company (the “Sixth LLC Agreement”). Immediately after consummation of the Arrangement, pursuant to the amendment provisions of the Sixth LLC Agreement, the Company, TIP Inc., U.S. Holdings and Trilogy International Partners Intermediate Holdings LLC, a Delaware limited liability company (“TIPIH”) which is a wholly-owned subsidiary of TIP Inc., entered into the Seventh Amended and Restated Limited Liability Company Agreement of the Company (the “Seventh LLC Agreement”) in connection with, and to give effect to, the transfer by TIP Inc. to TIPIH of all the outstanding Class B Units of the Company. With the adoption of the Sixth LLC Agreement and Seventh LLC Agreement, as of February 7, 2017, the pre-arrangement Class A Unit redemption rights were eliminated and thus will be reclassified from equity mezzanine to equity in the first quarter of 2017.

Subsequent increase in 2degrees ownership

In January 2017, the Company converted an outstanding intercompany loan balance with 2degrees into ordinary shares of 2degrees. 10,920,280 shares of 2degrees were issued to the Company in full repayment of the principal and interest due and payable to the Company of $13.9 million. As a result of this transfer, the Company’s ownership interest in 2degrees increased by 1.0% from 62.9% to 63.9% . Upon completion of the spectrum license payment on behalf of TIRS, as discussed in Note 5 – Goodwill, License Costs and Other Intangible Assets, and after giving effect the above described loan conversion, Trilogy International Partners LLC has $31.0 million of convertible loans receivable from its subsidiaries.

Further, in connection with the completion of the Arrangement Agreement on February 7, 2017, the Company indirectly acquired the interests of noncontrolling shareholders in 2degrees. Upon completion of the Arrangement Agreement, Trilogy currently indirectly holds 73.3% of 2degrees.